Gains (Losses) on Disposal of Non-Current Assets - Additional Information (Detail) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€) Tranche	Dec. 31, 2016 BRL (R$) Tranche	Dec. 31, 2015 EUR (€) Tranche	Dec. 31, 2015 BRL (R$) Tranche
Disclosure of fair value measurement [Line Items]
Gains (losses) on disposals of non-current assets | €	€ 11	€ 14		€ 336
Brazil [member]
Disclosure of fair value measurement [Line Items]
Gains (losses) on disposals of non-current assets		€ 12	R$ 44	€ 328	R$ 1,211
Number of tranches | Tranche		2	2	3	3